Components of Deferred Taxes (Detail) - USD ($) $ in Thousands	Sep. 30, 2018	Sep. 30, 2017
Deferred Income Tax Assets And Liabilities [Line Items]
Advertisement expenses		$ 137
Accrued expenses		877
Allowance for doubtful accounts		465
Net operating loss carry-forwards		215
Total current deferred tax assets		1,864
Less: valuation allowance		(210)
Current deferred tax assets, net		1,654
Accrued expenses	$ 1,217
Allowance for doubtful accounts	598
Change in fair value of contingent consideration payable	435
Intangible assets		1
Property, plant and equipment	111	119
Net operating loss carry-forwards	3,364	1,513
Total non-current deferred tax assets	6,592	1,633
Less: valuation allowance	(881)	(414)
Non-current deferred tax assets, net	5,711	1,219
Intangible assets	9,236	1,491
Withholding tax on undistributed earnings	3,011	2,801
Unrealized gain on available-for-sale investments	446	26
Total non-current deferred tax liabilities	12,693	4,318
Investment
Deferred Income Tax Assets And Liabilities [Line Items]
Impairment loss from a long-term investment		$ 170
Impairment loss from long-term investments	$ 867